RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Related Party Balances included within Consolidated Financial Statements (Details) - Other related parties [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Management fees received	$ 31	$ 97
Management fees received	$ 31	$ 97